Retirement benefit plans	12 Months Ended
Dec. 31, 2018
Retirement benefit plans
Retirement benefit plans

28. Retirement benefit plans

DEFINED CONTRIBUTION PLANS

We operate defined contribution systems for all of our qualifying employees (except for Belgium and France). The assets of the schemes are held separately from ours in designated pension plans. For defined contribution systems, we pay contributions to publicly or privately administered pension or insurance funds. Once the contribution is paid, we do not have any remaining obligation.

DEFINED BENEFIT PLANS IN BELGIUM

Our personnel in Belgium participated in a defined contribution plan (extra-legal pension). The Belgian defined contribution pension plans were by law subject to minimum guaranteed rates of return, 3.25% on employer contributions and 3.75% on employee contributions. These rates, which apply as an average over the entire career, may be modified by Royal Decree. Therefore, those plans were basically accounted for as defined contribution plans.

As a consequence of the law of December 18, 2015, minimum returns were guaranteed by the employer as follows: (a) for the contributions paid as from January 1, 2016, a new variable minimum return based on OLO rates, with a minimum of 1.75% and a maximum of 3.75%. In review of the low rates of the OLO in the last years, the return has been initially set to 1.75%; (b) for the contributions paid until end of December 2015, the previously applied legal returns as mentioned above, continue to apply until the leaving of the employees.

In view of the minimum returns guarantees, the Belgian defined contribution plans are classified as defined benefit plans as from end December 2015.

As at December 31, 2016, 2017 and 2018 net defined benefit obligation of respectively €386.6 thousand, €169.4 thousand and €332.4 thousand were recorded.

Actuarial gains and losses are recognized immediately in equity, with a charge or credit to other comprehensive income (OCI), in accordance with IAS 19R—Employee Benefits. They are not recycled subsequently. Actuarial losses  of €151.9 thousand were recognized through other comprehensive income (OCI) at the end of 2018 (2017: actuarial gains of €53.9 thousand, 2016: €389.9 thousand of actuarial losses).The contributions to those plans that were due by the employer for 2018, 2017 and 2016 amounted to respectively €993.0 thousand, €964.0 thousand and €528.0 thousand, of which €49.5 thousand was paid after December 31, 2018 (2017: €64.0 thousand; 2016: €42.5 thousand). No contributions were made by the employees.

The plan assets on December 31, 2018 consisted of €3,357.5 thousand (2017: €2,554.7 thousand, 2016: 1,788.7 thousand) individual insurance reserves, which benefit from a weighted average guaranteed interest rate of 2.65% (2017: 2.41%, 2016: 2.82%).

DEFINED BENEFIT PLANS IN FRANCE

We use two defined benefit plans for the employees of our French entity. The defined benefit plans are not supported by funds.

The chemical and pharmaceutical industry’s collective bargaining agreements require that the French entity pays a retirement allowance depending on the seniority of the employees at the moment they retire. The benefit obligations for these retirement allowances amounted to €2,110.1 thousand for 2018 (2017: €2,046.8 thousand; 2016: €1,808.5 thousand).  The increase in 2017 was mainly due to changed actuarial assumptions (decrease of discount rate from 1.44% to 1.30%).  The increase in 2018 was mainly due to an increased number of participants.

Additionally, there are also seniority premiums obligations in France. The provisions for these premiums amounted to €1,321.7 thousand on December 31, 2018 (2017: €1,365.7 thousand; 2016: €1,324.9 thousand).

Total obligation included in the balance sheet related to the defined benefit plans amounted to €3,431.8 thousand for the year ended December 31, 2018 (2017: €3,412.5 thousand; 2016: €3,133.4 thousand).

Actuarial gains and losses are recognized in equity, with a charge or credit to other comprehensive income (OCI), in accordance with IAS 19R—Employee Benefits. They are not recycled subsequently. Actuarial gains  of €58.5 thousand were recognized through other comprehensive income (OCI) at the end of 2018 (2017: €93.9 thousand of actuarial losses, 2016: €193.2 thousand of actuarial losses).

Total amounts due by the group to these pension plans in 2018 were €3.0 million in total (2017: €2.2 million, 2016: €1.7 million).

Obligations included in the balance sheet

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Present value of funded defined benefit obligation	€3,690	€2,724	€2,175
Plan assets	(3,358)	(2,555)	(1,789)
Deficit/ surplus	332	169	387
Present value of unfunded defined benefit obligation	3,432	3,412	3,133
Liability included in the balance sheet	€3,764	€3,582	€3,520

The present value of the gross obligation developed as follows:

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€6,136	€5,308	€3,757
Current service cost	1,156	863	649
Actual taxes on contributions paid	(99)	(87)	(48)
Interest cost	89	87	82
Benefits paid	(193)	(157)	(119)
Actuarial gains (-) or losses due to experience adjustments	483	(100)	500
Actuarial gains (-) or losses due to experience adjustments related to new financial assumptions	(420)	222	432
Actuarial gains (-) or losses due to experience adjustments related to new demographic assumptions	(30)	—	56
Closing balance	€7,122	€6,136	€5,308

The fair value of the plan assets developed as follows:

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€(2,555)	€(1,788)	€(1,064)
Interest income on plan assets	(50)	(41)	(32)
Actual administration costs	4	3	2
Contributions from employer	(849)	(748)	(411)
Actual taxes on contributions paid	99	87	48
Plan assets gain during the period	(7)	(68)	(332)
Closing balance	€(3,358)	€(2,555)	€(1,788)

The fair value of the plan assets is the fair market value of the plan assets. The fair value of the plan assets was calculated as the reduced lump sums (received from the plan administrators) actualized with the assumptions set (discount rate and mortality tables). The total plan assets are equal to the fair value of the plan assets increased with the financing fund.

Amounts recognized in profit or loss for defined benefit plans are as follows:

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Current service cost	€1,156	€863	€649
Interest cost	89	87	82
Interest income	(50)	(41)	(32)
Administration expenses	4	3	2
Revaluations of net liability / net asset	(69)	14	73
Total expense	€1,130	€926	€773

Obligation included in the balance sheet reconciles as follows:

	2018	2017	2016
	(Euro, in thousands)
Opening balance	€3,582	€3,520	€2,693
Real employer contributions	(849)	(748)	(411)
Total expense recognized in the statement of operations	1,130	926	773
Re-measurement on the net defined benefit liability	94	40	583
Benefits paid	(193)	(157)	(119)
Closing balance	€3,764	€3,582	€3,520

The main actuarial assumptions were:

	December 31,
	2018	2017	2016
	%
Weighted average discount rate	1.76%	1.48%	1.60%
Expected salary increase	2.50%	2.50%	2.50%
Inflation rate	1.90%	1.86%	1.75%

The discount rate was based on the Merrill Lynch yields for AA rated Eurozone corporate bonds (bonds with maturity dates which correspond with the commitments). In addition to the above table, we used mortality tables issued by Belgian and French national institutions for statistics applicable respectively for the Belgian and the French population.

Breakdown of defined benefit obligation by type of plan participants:

	December 31,
	2018	2017	2016
	(number of participants)
Active plan participants	402	324	267

Breakdown of defined benefit obligation by type of benefits:

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Retirement and death benefits	€5,800	€4,770	€3,983
Other post-employment benefits	1,322	1,366	1,325

Major categories of plan assets: fair value plan of assets:

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Equity	€134	€153	€89
Debt	3,123	2,402	1,698
Cash	101	—	—

Sensitivity analysis on weighted average discount rate: effect on gross obligation:

		December 31,
		2018
		Obligation (Euro, in thousands)
Discount rate	1.26%	€7,635
Discount rate	1.51%	7,371
Discount rate	1.76%	7,122
Discount rate	2.01%	6,886
Discount rate	2.26%	€6,661

		December 31,
		2017
		Obligation (Euro, in thousands)
Discount rate	0.98%	€6,663
Discount rate	1.23%	6,393
Discount rate	1.48%	6,136
Discount rate	1.73%	5,895
Discount rate	1.98%	€5,666

		December 31,
		2016
		Obligation (Euro, in thousands)
Discount rate	1.10%	€3,792
Discount rate	1.35%	3,661
Discount rate	1.60%	3,520
Discount rate	1.85%	3,419
Discount rate	2.10%	€3,312